Schedule of software and equipment (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total	¥ 185,590	¥ 102,644
Less: Accumulated depreciation and amortization	(31,465)	(18,179)
Software and equipment, net	154,125	84,465
Software [Member]
Property, Plant and Equipment [Line Items]
Total	185,300	102,354
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	285	285
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 5	¥ 5